CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY	Common Stock Common Class A [Member] USD ($) shares	Common Stock Common Class B [Member] USD ($) shares	Common Stock USD ($) shares	Preferred Stock Series A Convertible Preferred Stock [Member] USD ($) shares	Preferred Stock Series B Convertible Preferred Stock [Member] USD ($) shares	Common stock subscriptions USD ($)	Additional Paid in Capital. USD ($)	Accumulated Deficit USD ($)	Series A Convertible Preferred Stock [Member] shares	USD ($) shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Note, Stock Split, Conversion Ratio										0.6667
Balance at beginning at Sep. 30, 2019	$ 5,121	$ 1,452				$ 122,976	$ 18,761,059	$ (18,762,623)		$ 127,981
Balance at beginning (in shares) at Sep. 30, 2019 | shares	51,205,805	14,504,703
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash	$ 439						3,516,061			$ 3,516,500
Shares issued for cash (in shares) | shares	4,393,333									4,393,333
Shares to be issued						47,168				$ 47,168
Issuance of common stock subscribed	$ 9					(35,000)	34,991
Issuance of common stock subscribed (in shares) | shares	93,333
Shares issued in connection with reverse merger	$ 517			$ 3			(264,496)			(263,976)
Shares issued in connection with reverse merger (in shares) | shares	5,168,931			30,667
Shares issued for asset purchase	$ 1,533	$ 160					6,348,307			6,350,000
Shares issued for asset purchase (in shares) | shares	15,333,333	1,600,000
Beneficial conversion feature of convertible debenture							(36,397)			(36,397)
Stock-based compensation							316,034			316,034
Shares issued for cash					$ 10		4,799,990			4,800,000
Shares issued for cash (in shares) | shares					100,000
Warrants excercised		$ 1,802					25,231			27,033
Warrants excercised (in shares) | shares		18,021,472
Shares issued in conjunction with debt settlement					$ 10		4,799,990			4,800,000
Shares issued in conjunction with debt settlement (in shares) | shares					100,000
Warrants issued for settlement of debt to related party							185,563			185,563
Deemed Dividend							(3,800,000)			(3,800,000)
Class A and B common shares merged into one class	$ 3,414	$ (3,414)
Class A and B common shares merged into one class (in shares) | shares	34,126,175	(34,126,175)
Net loss								(17,105,294)		(17,105,294)
Balance at ending at Sep. 30, 2020	$ 11,433	$ 0	$ 11,432	$ 3	$ 20	135,144	36,669,900	(35,867,917)		948,578
Balance at ending (in shares) at Sep. 30, 2020 | shares	114,320,910		114,320,911	30,667	200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash			$ 231				2,854,769			$ 2,855,000
Shares issued for cash (in shares) | shares			2,321,333							2,548,000
Cash received for common stock subscribed						330,000				$ 330,000
Issuance of common stock subscribed			$ 44			(465,144)	465,100
Issuance of common stock subscribed (in shares) | shares			444,096
Shares issued in connection with reverse merger							(1)			(1)
Shares issued for asset purchase			$ 137				2,671,096			2,671,233
Shares issued for asset purchase (in shares) | shares			1,369,863
Beneficial conversion feature of convertible debenture							1,056,346			1,056,346
Conversion of convertible debenture			$ 100				376,256			376,356
Conversion of convertible debenture (in shares) | shares			1,003,618
Stock-based compensation							5,554,053			5,554,053
Warrants issued to consultant Source2							492,000			492,000
Shares issued for investment in unconsolidated entity			$ 10				194,793			$ 194,803
Shares issued for debt settlement (in shares) | shares			97,891							97,891
Shares issued for license content asset			$ 118				2,065,878			$ 2,065,996
Shares issued for license content asset (in shares) | shares			1,180,880
Shares issued for equity investment in unconsolidated entity			$ 46				863,434			863,480
Shares issued for equity investment in unconsolidated entity (in shares) | shares			454,463
Warrants issued in conjunction with debenture							43,654			43,654
Net loss								(13,923,339)		(13,923,339)
Balance at ending at Mar. 31, 2021			$ 12,118	$ 3	$ 20		53,307,277	(49,791,259)		$ 3,528,159
Balance at ending (in shares) at Mar. 31, 2021 | shares			121,193,055	30,667	200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Note, Stock Split, Conversion Ratio										0.6667
Balance at beginning at Sep. 30, 2020	$ 11,433	0	$ 11,432	$ 3	$ 20	135,144	36,669,900	(35,867,917)		$ 948,578
Balance at beginning (in shares) at Sep. 30, 2020 | shares	114,320,910		114,320,911	30,667	200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash	$ 900		$ 11,251,825				11,250,925			$ 11,251,829
Shares issued for cash (in shares) | shares	9,001,460									9,001,460
Cash received for common stock subscribed						350,000				$ 350,000
Issuance of common stock subscribed	$ 50					$ (485,144)	485,094
Issuance of common stock subscribed (in shares) | shares	497,429
Shares issued for asset purchase	$ 134						2,671,096			2,671,230
Shares issued for asset purchase (in shares) | shares	1,369,863
Conversion of convertible debenture	$ 137						594,125			594,262
Conversion of convertible debenture (in shares) | shares	1,366,794
Stock-based compensation							8,292,265			8,292,265
Shares issued for acquisition	$ 246						6,552,989			6,553,235
Shares issued for acquisition (in shares) | shares	2,457,898
Shares issued for investment in unconsolidated entity	$ 10						194,793			194,803
Shares issued for debt settlement (in shares) | shares	97,891
Payment in kind for interest stock issuance	$ (1)						(41,976)			$ (41,977)
Payment in kind interest stock issuance (in shares) | shares	14,475									14,475
Conversion of series A convertible stock to common stock	$ 306			$ (3)			(303)
Conversion of series B convertible stock to common stock (in shares) | shares	3,066,700			(30,667)					3,066,700
Warrants issued in conjunction with debenture							195,189			$ 195,189
Net loss								(30,974,496)		(30,974,496)
Balance at ending at Sep. 30, 2021	$ 13,345	$ 0	$ 13,345	$ 0	$ 20		69,824,751	(66,842,416)		2,995,703
Balance at ending (in shares) at Sep. 30, 2021 | shares	133,470,018		133,470,018		200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash			$ 70,500
Shares issued for cash (in shares) | shares			29,583
Stock-based compensation							2,665,724			2,665,724
Warrants issued to consultant Source2							56,788			56,788
Payment in kind for interest stock issuance			$ 4				88,496			88,500
Payment in kind interest stock issuance (in shares) | shares			37,136
Conversion of series A convertible stock to common stock			$ 2,000		$ (20)		(1,980)
Conversion of series B convertible stock to common stock (in shares) | shares			20,000,000		(200,000)
Net loss								(9,248,825)		(9,248,825)
Balance at ending at Mar. 31, 2022			$ 15,349				$ 72,633,782	$ (76,091,241)		$ (3,442,110)
Balance at ending (in shares) at Mar. 31, 2022 | shares			153,507,154